Note 14 - Income taxes: Schedule of Disclosure In Aggregate Of Current Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Disclosure In Aggregate Of Current Taxes Payable
	As of December 31, 2025	As of December 31, 2024

Income tax payable	$475,584	$509,009
VAT payable	26,452	153,621
Other tax payable	55,168	40,634
Totals	$557,204	$703,264